MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT (Schedule Related to Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	$ 1,539,187
Net Book Value	1,518,676	$ 1,539,187
Ending Balance	1,518,676	1,539,187
Deferred tax liability	(16,862)	(29,200)
Gross carrying amount
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	2,980,128	2,771,536
Additions	218,034	227,766
Changes in closure and reclamation provision	2,199	2,845
Disposals and write-offs	(12,321)	(22,019)
Sale of discontinued operations	823,900
Ending Balance	2,364,140	2,980,128
Accumulated depreciation, amortisation and impairment
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	(1,440,941)	(1,197,324)
Disposals and write-offs	(6,115)	(6,737)
Sale of discontinued operations	(753,177)
Reversal of impairment	(52,745)
Depletion and depreciation	216,560	250,354
Ending Balance	(845,464)	(1,440,941)
Mineral properties | Depletable
Mineral Properties, and Property, Plant and Equipment
Net Book Value	769,619	718,052
Mineral properties | Depletable | Gross carrying amount
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	1,619,651	1,544,820
Additions	81,365	82,553
Changes in closure and reclamation provision	2,668	2,890
Sale of discontinued operations	549,210
Transfers	116,136	(10,612)
Ending Balance	1,270,610	1,619,651
Mineral properties | Depletable | Accumulated depreciation, amortisation and impairment
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	(901,599)	(724,468)
Sale of discontinued operations	(507,347)
Reversal of impairment	(22,369)
Depletion and depreciation	130,039	177,131
Transfers	(931)
Ending Balance	(500,991)	(901,599)
Mineral properties | Non Depletable
Mineral Properties, and Property, Plant and Equipment
Net Book Value	184,341	269,345
Deferred tax liability		1,600
Mineral properties | Non Depletable | Gross carrying amount
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	269,345	240,970
Additions	52,355	29,165
Disposals and write-offs	(5,038)	(14,485)
Sale of discontinued operations	15,953
Transfers	(116,368)	13,695
Ending Balance	184,341	269,345
Capital work in progress
Mineral Properties, and Property, Plant and Equipment
Net Book Value	32,280	73,843
Capital work in progress | Gross carrying amount
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	73,892	44,218
Additions	45,048	74,018
Disposals and write-offs	(375)
Sale of discontinued operations	55
Transfers	(86,230)	(44,344)
Ending Balance	32,280	73,892
Capital work in progress | Accumulated depreciation, amortisation and impairment
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	(49)	(49)
Sale of discontinued operations	(49)
Ending Balance		(49)
Other property, plant and equipment
Mineral Properties, and Property, Plant and Equipment
Net Book Value	532,436	477,947
Other property, plant and equipment | Gross carrying amount
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	1,017,240	941,528
Additions	39,266	42,030
Changes in closure and reclamation provision	(469)	(45)
Disposals and write-offs	(6,908)	(7,534)
Sale of discontinued operations	258,682
Transfers	86,462	41,261
Ending Balance	876,909	1,017,240
Other property, plant and equipment | Accumulated depreciation, amortisation and impairment
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	(539,293)	(472,807)
Disposals and write-offs	(6,115)	(6,737)
Sale of discontinued operations	(245,781)
Reversal of impairment	(30,376)
Depletion and depreciation	86,521	73,223
Transfers	931
Ending Balance	$ (344,473)	$ (539,293)